Provisions - Summary of Changes in Provisions (Parenthetical) (Detail) $ in Millions	12 Months Ended
Jan. 31, 2019 CAD ($)
Disclosure of Provisions [line items]
Paid during the year	$ 554.5
Other Provision [member]
Disclosure of Provisions [line items]
Paid during the year	45.4
Other Provision [member] | Patent infringement litigation cases [member]
Disclosure of Provisions [line items]
Paid during the year	$ 33.8